Property And Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property And Equipment, Net [Abstract]
Schedule Of Property And Equipment, Net	2020 2019Equipment and software$ 218 $ 260Leasehold improvements 19 33Furniture and fixtures 30 43 267 336Less accumulated depreciation (237) (266) $ 30 $ 70